CONSOLIDATED STATEMENTS OF CASH FLOWS ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 660.1	₽ 45,861.0	₽ 8,656.0	₽ 6,783.0
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	141.5	9,833.0	9,131.0	7,655.0
Amortization of intangible assets	33.2	2,304.0	2,108.0	1,952.0
Amortization of debt discount and issuance costs	10.5	728.0	684.0	911.0
Share-based compensation expense	94.4	6,552.0	4,193.0	3,422.0
Deferred tax benefit	(26.8)	(1,862.0)	(1,513.0)	(864.0)
Foreign exchange losses/(gains)	(45.4)	(3,155.0)	1,784.0	3,834.0
Gain from sale of equity securities			(33.0)	(157.0)
Effect of deconsolidation of Yandex.Market	(406.6)	(28,244.0)
Loss/(income) from equity method investments	2.8	195.0	(353.0)	(205.0)
(Gain)/loss from repurchases of convertible debt			6.0	(53.0)
Other	(1.0)	(63.0)	87.0	165.0
Changes in operating assets and liabilities excluding the effect of acquisitions:
Accounts receivable, net	(67.7)	(4,705.0)	(1,996.0)	(2,385.0)
Prepaid expenses and other assets	(84.7)	(5,887.0)	(2,224.0)	113.0
Accounts payable and accrued liabilities	88.9	6,176.0	2,921.0	3,817.0
Deferred revenue	6.9	479.0	321.0	298.0
Net cash provided by operating activities	406.1	28,212.0	23,772.0	25,286.0
CASH FLOWS (USED IN)/PROVIDED BY INVESTING ACTIVITIES:
Purchases of property and equipment and intangible assets	(407.7)	(28,323.0)	(12,389.0)	(9,625.0)
Proceeds from sale of property and equipment	3.5	235.0	73.0	177.0
Acquisitions of businesses, net of cash acquired	285.6	19,844.0	(918.0)
Investments in non-marketable equity securities	(2.2)	(155.0)	(191.0)	(491.0)
Proceeds from sale of equity securities	0.5	34.0	267.0
Investments in debt securities				(3,159.0)
Proceeds from maturity of debt securities			2,887.0	2,525.0
Investments in term deposits	(800.2)	(55,592.0)	(70,082.0)	(70,430.0)
Maturities of term deposits	1,331.0	92,469.0	72,731.0	68,447.0
Loans granted	(5.4)	(372.0)	(166.0)	(550.0)
Deconsolidation of cash and cash equivalents of Yandex.Market	(31.4)	(2,181.0)
Net cash (used in)/provided by investing activities	373.7	25,959.0	(7,788.0)	(13,106.0)
CASH FLOWS USED IN FINANCING ACTIVITIES:
Proceeds from exercise of share options	1.7	115.0	328.0	431.0
Repurchase of share options			(77.0)
Repurchases of convertible debt			(668.0)	(5,397.0)
Repayment of convertible debt	(306.3)	(21,281.0)
Repurchases of ordinary shares	(145.2)	(10,085.0)
Payment for contingent consideration	(21.7)	(1,504.0)	(195.0)	(680.0)
Other financing activities	(0.7)	(49.0)	25.0	97.0
Net cash used in financing activities	(472.2)	(32,804.0)	(587.0)	(5,549.0)
Effect of exchange rate changes on cash and cash equivalents	61.7	4,288.0	(976.0)	(3,449.0)
Net change in cash and cash equivalents	369.3	25,655.0	14,421.0	3,182.0
Cash and cash equivalents at beginning of period	622.3	43,231.0	28,810.0	25,628.0
Cash and cash equivalents at end of period	991.6	68,886.0	43,231.0	28,810.0
Reconciliation of cash and cash balances:
Cash and cash equivalents, beginning of period	614.1	42,662.0	28,232.0	24,238.0
Restricted cash, beginning of period	8.2	569.0	578.0	1,390.0
Cash and cash equivalents, end of period	990.3	68,798.0	42,662.0	28,232.0
Restricted cash, end of period	1.3	88.0	569.0	578.0
Supplemental disclosure of cash flow information:
Cash paid for income taxes	127.7	8,874.0	5,704.0	4,531.0
Cash paid for acquisitions	13.8	956.0	918.0
Interest paid	1.6	112.0	208.0	264.0
Non-cash investing activities:
Settlement of loans granted and interest receivable through acquisition	11.5	795.0
Change in accounts payable for property and equipment	$ 0.4	₽ 27.0	38.0	₽ (230.0)
Settlement of investments in relation to purchases of intangible assets			173.0
Fair value of contingent consideration included in purchase price at acquisition			₽ 151.0